Finance Receivables - Credit Quality and Impaired Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 103,465	$ 97,196
Consumer Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold Period for Impaired Finance Receivables	120 days
Financing Receivables	$ 65,338	59,949
Impaired Financing Receivable, Recorded Investment	$ 367	$ 375
Impaired Financing Receivable Recorded Investment, Percentage of Receivable	0.60%	0.60%
Consumer Segment [Member] | Pass [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance Receivables Credit Quality Ratings Term Range	60 days
Consumer Segment [Member] | Special Mention [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance Receivables Credit Quality Ratings Term Range	61 days
Consumer Segment [Member] | Special Mention [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance Receivables Credit Quality Ratings Term Range	120 days
Consumer Segment [Member] | Substandard [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance Receivables Credit Quality Ratings Term Range	120 days
Non-Consumer Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 38,127	$ 37,247
Impaired Financing Receivable, Recorded Investment	$ 107	$ 134
Impaired Financing Receivable Recorded Investment, Percentage of Receivable	0.30%	0.40%
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 36,951	$ 36,037
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member] | Group I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	29,926	27,054
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member] | Group II
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	5,552	7,185
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member] | Group III
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,380	1,687
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member] | Group IV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 93	$ 111